Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Equity reserves [member]	Share subscriptions received [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Share capital [member]
Balance Shares at beginning of period at Dec. 31, 2018						30,000,000
Balance at beginning of period at Dec. 31, 2018	$ (517,270)				$ (517,353)	$ 83
Issuance of units for cash, shares						12,332,002
Issuance of units for cash	1,849,800					$ 1,849,800
Share issuance costs	(10,000)					$ (10,000)
Issuance of units for services,shares						3,183,337
Issuance of units for services	477,500	$ 71,961				$ 405,539
Share-based compensation	200,933	200,933
Net loss for the year	(2,341,544)				(2,341,544)
Balance Shares at end of period at Dec. 31, 2019						45,515,339
Balance at end of period at Dec. 31, 2019	(340,581)	272,894			(2,858,897)	$ 2,245,422
Issuance of units for cash, shares						26,808,076
Issuance of units for cash	26,887,650					$ 26,887,650
Issuance of units for finders' fees, shares						432,000
Issuance of units for finders' fees	467,100	134,190				$ 332,910
Share issuance costs	(2,938,025)	2,638,247				$ (5,576,272)
Issuance of common shares pursuant to the exercise of stock options, shares						2,358,167
Issuance of common shares pursuant to the exercise of stock options	608,126	(375,146)	$ (6,250)			$ 989,522
Issuance of common shares and units pursuant to the exercise of warrants, shares						13,369,876
Issuance of common shares and units pursuant to the exercise of warrants	10,863,951	(812,007)	(5,000)			$ 11,680,958
Issuance of common shares pursuant to the conversion of convertible debentures,shares						7,494,716
Issuance of common shares pursuant to the conversion of convertible debentures	1,873,222					$ 1,873,222
Issuance of units for services,shares						166,670
Issuance of units for services	25,001	3,760				$ 21,241
Issuance of common shares for services, shares						39,263
Issuance of common shares for services	65,978					$ 65,978
Issuance of warrants for services	367,554	367,554
Issuance of shares for debt settlement,shares						456,325
Issuance of shares for debt settlement	814,519					$ 814,519
Share-based compensation	2,780,488	2,780,488
Subscription received	19,500		19,500
Foreign currency translation gain (loss)	6,660			$ 6,660
Net loss for the year	(13,858,800)				(13,858,800)
Balance Shares at end of period at Dec. 31, 2020						96,640,432
Balance at end of period at Dec. 31, 2020	27,642,343	5,009,980	8,250	6,660	(16,717,697)	$ 39,335,150
Issuance of units for cash, shares						20,594,750
Issuance of units for cash	57,778,775	0	0	0	0	$ 57,778,775
Allocation of proceeds to derivative liability	(11,864,649)					$ (11,864,649)
Issuance of units for finders' fees, shares						30,000
Issuance of units for finders' fees	114,600	25,920	0	0	0	$ 88,680
Share issuance costs	(5,179,872)	1,415,424	0	0	0	$ (6,595,296)
Issuance of common shares pursuant to the exercise of stock options, shares						231,333
Issuance of common shares pursuant to the exercise of stock options	120,599	(314,703)	2,500	0	0	$ 432,802
Issuance of common shares and units pursuant to the exercise of warrants, shares						757,250
Issuance of common shares and units pursuant to the exercise of warrants	2,401,483	(1,776,013)	(14,500)	0	0	$ 4,191,996
Issuance of common shares pursuant to the conversion of convertible debentures	0
Issuance of common shares for services, shares						42,694
Issuance of common shares for services	227,471	0	0	0	0	$ 227,471
Issuance of common shares for acquisitions, shares						202,005
Issuance of common shares for acquisitions	1,156,437	0	0	0	0	$ 1,156,437
Issuance of warrants for loan, shares						0
Issuance of warrants for loan	752,559	752,559	0	0	0	$ 0
Issuance of shares for debt settlement	0
Share-based compensation	21,605,880	21,605,880	0	0	0	0
Foreign currency translation gain (loss)	(19,376)	0	0	(19,376)	0	0
Net loss for the year	(54,559,923)	0	0	0	(54,559,923)	$ 0
Balance Shares at end of period at Dec. 31, 2021						118,498,464
Balance at end of period at Dec. 31, 2021	$ 40,176,327	$ 26,719,047	$ (3,750)	$ (12,716)	$ (71,277,620)	$ 84,751,366